Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Common stock, par value	$ 0.001	$ 0.001
Common stock, authorized shares	300,000,000	300,000,000
Common stock, issued shares	161,582,542	160,082,542
Common stock, outstanding shares	161,582,542	160,082,542